Cover	Jul. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 24, 2024
Entity Registrant Name	LIVE OAK BANCSHARES, INC.
Entity Incorporation, State or Country Code	NC
Entity File Number	001-37497
Entity Tax Identification Number	26-4596286
Entity Address, Address Line One	1741 Tiburon Drive,
Entity Address, City or Town	Wilmington,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28403
City Area Code	910
Local Phone Number	790-5867
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Voting Common Stock, no par value per share
Trading Symbol	LOB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001462120